USA Mutuals
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

October 16, 2020

United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C.  20549

Re:	USA Mutuals Vitium Global Fund and USA Mutuals Navigator Fund, each a series of USA Mutuals (the “Trust”) Securities Act Registration No.: 333-57548
Investment Company Act Registration No.: 811-10319

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the above‑referenced registered investment companies (the “Funds”) is a preliminary proxy statement in accordance with Rule 14a-6(a) under the Securities Exchange Act of 1934 for use in connection with the special meeting of the shareholders of the Trust.

At the special meeting, the shareholders will be asked to approve an Agreement and Plan of Reorganization with respect to the Funds.

If you have any questions regarding the enclosed, please do not hesitate to contact Molly Bussie at 414.287.9386 or by email at MBussie@gklaw.com.

Very truly yours,

/s/Alia Vasquez
Alia Vasquez
For U.S. Bancorp Fund Services, LLC

Enclosure